Consolidated Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2018	Feb. 28, 2017
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, No Par Value
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, No Par Value
Common Stock, Shares, Issued	2,802,412	2,802,412